UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime Asset Allocation Portfolios (Classes T and T1)

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Lifetime 2015 Portfolio I

Management Discussion
The Maxim Lifetime 2015 Portfolio I (T shares) posted a 18.37% return from its inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.) This return compares to the return over the same period of time of 16.39% for its benchmark, the Morningstar Lifetime Conservative 2015 Index. The 1.98% outperformance over this period was primarily driven by the Portfolio’s equity exposure compared to its benchmark as well as exposure to several underlying funds that performed well in 2009 including the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio. Somewhat offsetting these positive returns were the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,837.00	11,639.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	18.37%
Class T1	18.37%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	51.62%
International Equity	11.08%
Large Cap Equity	17.40%
Mid Cap Equity	7.40%
Small Cap Equity	5.04%
Cash and Cash Equivalents	2.87%
Short-Term Bond	4.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,133.85	$ 0.65

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,133.85	$ 1.18

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2015 Portfolio II

Management Discussion
The Maxim Lifetime 2015 Portfolio II (T shares) posted a 20.48% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly higher.)  This return compares to the return over the same period of time of 21.71% for its benchmark, the Morningstar Lifetime Moderate 2015 Index. The 1.23% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.00	12,171.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	20.48%
Class T1	20.53%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	42.01%
International Equity	14.02%
Large Cap Equity	22.09%
Mid Cap Equity	9.49%
Small Cap Equity	6.42%
Cash and Cash Equivalents	2.29%
Short-Term Bond	3.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,149.52	$ 0.65

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,150.00	$ 1.19

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2015 Portfolio III

Management Discussion
The Maxim Lifetime 2015 Portfolio III (T shares) posted a 23.07% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 26.75% for its benchmark, the Morningstar Lifetime Aggressive 2015 Index. The 3.68% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.00	12,675.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	23.07%
Class T1	23.07%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	31.12%
International Equity	17.38%
Large Cap Equity	27.41%
Mid Cap Equity	11.77%
Small Cap Equity	7.84%
Cash and Cash Equivalents	1.70%
Short-Term Bond	2.78%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,169.78	$ 0.66

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,169.67	$ 1.20

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2025 Portfolio I

Management Discussion
The Maxim Lifetime 2025 Portfolio I (T shares) posted returned a 22.15% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 21.89% for its benchmark, the Morningstar Lifetime Conservative 2025 Index. The ..26% outperformance over this period was primarily driven by the Portfolio’s equity exposure compared to its benchmark as well as exposure to several underlying funds that performed well in 2009 including the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio. Somewhat offsetting these positive returns were the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.00	12,189.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	22.15%
Class T1	22.15%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	39.18%
International Equity	17.53%
Large Cap Equity	22.52%
Mid Cap Equity	9.68%
Small Cap Equity	8.09%
Cash and Cash Equivalents	1.13%
Short-Term Bond	1.87%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,163.19	$ 0.65

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,163.19	$ 1.20

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2025 Portfolio II

Management Discussion
The Maxim Lifetime 2025 Portfolio II (T shares) posted a 25.14% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly lower, reflecting its higher fee structure.)  This return compares to the return over the same period of time of 27.92% for its benchmark, the Morningstar Lifetime Moderate 2025 Index. The 2.78% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,504.00	12,792.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	25.14%
Class T1	25.04%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	25.45%
International Equity	21.99%
Large Cap Equity	28.33%
Mid Cap Equity	12.08%
Small Cap Equity	10.17%
Cash and Cash Equivalents	0.79%
Short-Term Bond	1.19%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,186.48	$ 0.66

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,185.57	$ 1.21

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2025 Portfolio III

Management Discussion
The Maxim Lifetime 2025 Portfolio III (T shares) posted a 27.63% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 31.63% for its benchmark, the Morningstar Lifetime Aggressive 2025 Index. The 4.00% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,763.00	13,163.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	27.63%
Class T1	27.63%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	14.07%
International Equity	25.73%
Large Cap Equity	33.14%
Mid Cap Equity	14.14%
Small Cap Equity	11.91%
Cash and Cash Equivalents	0.32%
Short-Term Bond	0.69%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,204.56	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,204.56	$ 1.22

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2035 Portfolio I

Management Discussion
The Maxim Lifetime 2035 Portfolio I (T shares) posted a 26.50% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly lower, reflecting its higher fee structure.)  This return compares to the return over the same period of time of 27.98% for its benchmark, the Morningstar Lifetime Conservative 2035 Index. The 1.48% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,650.00	12,798.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.  See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	26.50%
Class T1	26.40%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	22.01%
International Equity	26.07%
Large Cap Equity	27.47%
Mid Cap Equity	11.85%
Small Cap Equity	12.09%
Cash and Cash Equivalents	0.21%
Short-Term Bond	0.30%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,196.26	$ 0.66

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,195.34	$ 1.22

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2035 Portfolio II

Management Discussion
The Maxim Lifetime 2035 Portfolio II (T shares) posted a 28.19% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 31.80% for its benchmark, the Morningstar Lifetime Moderate 2035 Index. The 3.61% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.00	13,180.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	28.19%
Class T1	28.19%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	11.30%
International Equity	29.84%
Large Cap Equity	31.43%
Mid Cap Equity	13.43%
Small Cap Equity	13.69%
Cash and Cash Equivalents	0.11%
Short-Term Bond	0.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,212.08	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,211.96	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2035 Portfolio III

Management Discussion
The Maxim Lifetime 2035 Portfolio III (T shares) posted a 29.81% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 33.41% for its benchmark, the Morningstar Lifetime Aggressive 2035 Index. The 3.60% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.00	13,341.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	29.81%
Class T1	29.81%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	5.76%
International Equity	31.66%
Large Cap Equity	33.36%
Mid Cap Equity	14.32%
Small Cap Equity	14.60%
Cash and Cash Equivalents	0.10%
Short-Term Bond	0.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,220.43	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,220.43	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2045 Portfolio I

Management Discussion
The Maxim Lifetime 2045 Portfolio I (T shares) posted a 28.18% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly lower, reflecting its higher fee structure.)  This return compares to the return over the same period of time of 30.45% for its benchmark, the Morningstar Lifetime Conservative 2045 Index. The 2.27% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,818.00	13,045.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	28.18%
Class T1	28.07%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	15.90%
International Equity	31.12%
Large Cap Equity	27.17%
Mid Cap Equity	11.64%
Small Cap Equity	14.17%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,207.39	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,206.47	$ 1.22

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2045 Portfolio II

Management Discussion
The Maxim Lifetime 2045 Portfolio II (T shares) posted a 29.61% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly lower, reflecting its higher fee structure.)  This return compares to the return over the same period of time of 32.96% for its benchmark, the Morningstar Lifetime Moderate 2045 Index. The 3.35% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.00	13,296.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	29.61%
Class T1	29.51%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	8.31%
International Equity	33.97%
Large Cap Equity	29.56%
Mid Cap Equity	12.68%
Small Cap Equity	15.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,218.56	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,217.63	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2045 Portfolio III

Management Discussion
The Maxim Lifetime 2045 Portfolio III (T shares) posted a 30.28% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 34.15% for its benchmark, the Morningstar Lifetime Aggressive 2045 Index. The 3.87% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009*	13,028.00	13,415.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	30.28%
Class T1	30.28%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	4.95%
International Equity	35.15%
Large Cap Equity	30.68%
Mid Cap Equity	13.12%
Small Cap Equity	16.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,222.94	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,222.94	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2055 Portfolio I

Management Discussion
The Maxim Lifetime 2055 Portfolio I (T shares) posted a 28.44% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 31.35% for its benchmark, the Morningstar Lifetime Conservative 2055 Index. The 2.91% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.00	13,135.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	28.44%
Class T1	28.44%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	14.90%
International Equity	34.35%
Large Cap Equity	24.79%
Mid Cap Equity	10.66%
Small Cap Equity	15.30%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,207.93	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,207.93	$ 1.22

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2055 Portfolio II

Management Discussion
The Maxim Lifetime 2055 Portfolio II (T shares) posted a 30.01% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were slightly lower, reflecting its higher fee structure.)  This return compares to the return over the same period of time of 33.65% for its benchmark, the Morningstar Lifetime Moderate 2055 Index. The 3.64% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.00	13,365.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	30.01%
Class T1	29.81%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	7.93%
International Equity	37.14%
Large Cap Equity	26.88%
Mid Cap Equity	11.50%
Small Cap Equity	16.55%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,220.23	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,218.25	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Lifetime 2055 Portfolio III

Management Discussion
The Maxim Lifetime 2055 Portfolio III (T shares) posted a 30.55% return from inception on May 1, 2009 to the end of 2009.  (Results for the T1 shares were the same.)  This return compares to the return over the same period of time of 34.80% for its benchmark, the Morningstar Lifetime Aggressive 2055 Index. The 4.25% underperformance was driven primarily by the Portfolio’s equity exposure compared to its benchmark as well as the relative performance of the Van Kampen Small Cap Growth Fund A and the Maxim Bond Index Portfolio. Somewhat offsetting the underperformance was the Portfolio’s exposure to the Harbor International Fund Inv, the Maxim MFS International Growth Portfolio, and the Maxim Putnam High Yield Bond Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,055.00	13,480.00

*Since inception on May 1, 2009.

Note:  Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Class T	30.55%
Class T1	30.55%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	4.94%
International Equity	38.31%
Large Cap Equity	27.76%
Mid Cap Equity	11.92%
Small Cap Equity	17.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)
T Class
Actual	$ 1,000.00	$ 1,223.32	$ 0.67

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.60	$ 0.61

T1 Class
Actual	$ 1,000.00	$ 1,223.32	$ 1.23

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.10	$ 1.12

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended December 31, 2009

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III, Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim
Lifetime 2025 III, Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III, Maxim Lifetime 2045 I, Maxim Lifetime 2045
II, Maxim Lifetime 2045 III, Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, and Maxim Lifetime 2055 III Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Maxim Lifetime 2015 I Portfolio, Maxim Lifetime 2015 II Portfolio, Maxim Lifetime 2015 III Portfolio, Maxim Lifetime 2025 I Portfolio, Maxim Lifetime 2025 II Portfolio, Maxim Lifetime 2025 III Portfolio, Maxim Lifetime 2035 I Portfolio, Maxim Lifetime 2035 II Portfolio, Maxim Lifetime 2035 III Portfolio, Maxim Lifetime 2045 I Portfolio, Maxim Lifetime 2045 II Portfolio, Maxim Lifetime 2045 III Portfolio, Maxim Lifetime 2055 I Portfolio, Maxim Lifetime 2055 II Portfolio, and Maxim Lifetime 2055 III Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from May 1, 2009 (inception) to December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of Maxim Lifetime 2015 I Portfolio, Maxim Lifetime 2015 II Portfolio, Maxim Lifetime 2015 III Portfolio, Maxim Lifetime 2025 I Portfolio, Maxim Lifetime 2025 II Portfolio, Maxim Lifetime 2025 III Portfolio, Maxim Lifetime 2035 I Portfolio, Maxim Lifetime 2035 II Portfolio, Maxim Lifetime 2035 III Portfolio, Maxim Lifetime 2045 I Portfolio, Maxim Lifetime 2045 II Portfolio, Maxim Lifetime 2045 III Portfolio, Maxim Lifetime 2055 I Portfolio, Maxim Lifetime 2055 II Portfolio, and Maxim Lifetime 2055 III Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for the period from May 1, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$8,903,512	$13,809,394	$941,984
Investments at market value, unaffiliated (2)	5,263,877	8,557,238	613,258
Dividends and interest receivable	11,397	14,335	770

Total assets	14,178,786	22,380,967	1,556,012

LIABILITIES:
Fees payable	1,879	2,861	290
Payable for investments purchased	5,895	7,391	387

Total liabilities	7,774	10,252	677

NET ASSETS	$14,171,012	$22,370,715	$1,555,335

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$121,754	$188,574	$12,826
Additional paid-in capital	13,980,527	21,822,632	1,495,070
Net unrealized appreciation on investments	30,255	138,341	33,643
Undistributed net investment income	10,041	12,779	659
Accumulated net realized gain on investments	28,435	208,389	13,137

NET ASSETS
Class T	$3,624,783	$3,352,675	$19,872
Class T1	$10,546,229	$19,018,040	$1,535,463

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.64	$11.86	$12.13
Class T1	$11.64	$11.86	$12.13

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	311,441	282,609	1,638
Class T1	906,099	1,603,132	126,626

(1) Cost of investments, affiliated	$8,899,740	$13,754,575	$922,782
(2) Cost of investments, unaffiliated	5,237,394	8,473,716	598,817

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$10,390,398	$28,312,091	$1,293,622
Investments at market value, unaffiliated (2)	5,937,633	17,886,357	887,838
Dividends and interest receivable	11,703	21,044	579

Total assets	16,339,734	46,219,492	2,182,039

LIABILITIES:
Fees payable	2,055	4,865	382
Payable for investments purchased	6,305	11,622	307

Total liabilities	8,360	16,487	689

NET ASSETS	$16,331,374	$46,203,005	$2,181,350

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$135,776	$374,282	$17,298
Additional paid-in capital	16,004,854	45,271,732	2,083,977
Net unrealized appreciation on investments	149,307	401,227	62,533
Undistributed net investment income	10,255	18,842	497
Accumulated net realized gain on investments	31,182	136,922	17,045
	0	0	0
NET ASSETS
Class T	$5,517,058	$20,099,685	$165,566
Class T1	$10,814,316	$26,103,320	$2,015,784

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$12.03	$12.35	$12.61
Class T1	$12.03	$12.34	$12.61

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	458,588	1,628,163	13,126
Class T1	899,172	2,114,656	159,851

(1) Cost of investments, affiliated	$10,320,696	$28,137,401	$1,257,623
(2) Cost of investments, unaffiliated	5,858,028	17,659,820	861,304

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$5,949,920	$17,299,048	$714,028
Investments at market value, unaffiliated (2)	3,713,930	11,920,902	517,856
Dividends and interest receivable	4,400	6,696	155

Total assets	9,668,250	29,226,646	1,232,039

LIABILITIES:
Fees payable	1,289	3,462	217
Payable for investments purchased	2,464	3,795	83

Total liabilities	3,753	7,257	300

NET ASSETS	$9,664,497	$29,219,389	$1,231,739

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$77,436	$229,731	$9,592
Additional paid-in capital	9,470,861	28,482,990	1,183,884
Net unrealized appreciation on investments	88,541	404,313	29,448
Undistributed net investment income	3,839	5,943	134
Accumulated net realized gain on investments	23,820	96,412	8,681

NET ASSETS
Class T	$2,318,977	$8,028,062	$29,962
Class T1	$7,345,520	$21,191,327	$1,201,777

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$12.49	$12.72	$12.84
Class T1	$12.48	$12.72	$12.84

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	185,678	630,916	2,333
Class T1	588,677	1,666,398	93,588

(1) Cost of investments, affiliated	$5,906,996	$17,095,258	$696,747
(2) Cost of investments, unaffiliated	3,668,313	11,720,379	505,689

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$2,701,480	$7,899,851	$147,164
Investments at market value, unaffiliated (2)	1,784,151	5,610,156	107,842
Dividends and interest receivable	1,608	2,549	30

Total assets	4,487,239	13,512,556	255,036

LIABILITIES:
Fees payable	465	1,345	42
Payable for investments purchased	959	1,550	17

Total liabilities	1,424	2,895	59

NET ASSETS	$4,485,815	$13,509,661	$254,977

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$35,431	$105,411	$1,978
Additional paid-in capital	4,398,619	13,270,142	238,740
Net unrealized appreciation on investments	37,096	92,106	11,751
Undistributed net investment income	1,432	2,262	27
Accumulated net realized gain on investments	13,237	39,740	2,481

NET ASSETS
Class T	$1,880,705	$7,237,609	$25,952
Class T1	$2,605,110	$6,272,052	$229,025

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$12.67	$12.82	$12.89
Class T1	$12.66	$12.81	$12.89

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	148,483	564,527	2,013
Class T1	205,827	489,579	17,770

(1) Cost of investments, affiliated	$2,685,835	$7,855,885	$140,407
(2) Cost of investments, unaffiliated	1,762,700	5,562,016	102,848

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$1,114,981	$862,442	$33,543
Investments at market value, unaffiliated (2)	759,409	623,981	24,937
Dividends and interest receivable	692	299	8

Total assets	1,875,082	1,486,722	58,488

LIABILITIES:
Fees payable	154	206	7
Payable for investments purchased	441	185	5

Total liabilities	595	391	12

NET ASSETS	$1,874,487	$1,486,331	$58,476

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$14,744	$11,574	$453
Additional paid-in capital	1,813,345	1,450,708	50,120
Net unrealized appreciation on investments	37,594	19,210	7,537
Undistributed net investment income	615	259	7
Accumulated net realized gain on investments	8,189	4,580	359

NET ASSETS
Class T	$761,568	$166,593	$30,630
Class T1	$1,112,919	$1,319,738	$27,846

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$12.71	$12.86	$12.91
Class T1	$12.71	$12.84	$12.91

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	59,899	12,950	2,372
Class T1	87,543	102,791	2,157

(1) Cost of investments, affiliated	$1,094,953	$852,169	$29,342
(2) Cost of investments, unaffiliated	741,843	615,044	21,601

See notes to financial statements.

			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$89,488	$146,763	$8,951
Dividends, unaffiliated	53,511	77,974	5,705

Total income	142,999	224,737	14,656

EXPENSES:
Management fees	2,071	3,560	304
Distribution fees - Class T1	1,230	2,553	246

Total expenses	3,301	6,113	550

Less amount waived by distributor	9	9	9

Net expenses	3,292	6,104	541

NET INVESTMENT INCOME	139,707	218,633	14,115

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	8,827	103,397	6,997
Net realized gain on investments, unaffiliated	8,290	86,993	4,990
Capital gain distributions received	11,318	17,999	1,150
Change in net unrealized appreciation on investments	30,255	138,341	33,643

Net realized and unrealized gain on investments	58,690	346,730	46,780

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$198,397	$565,363	$60,895

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$100,336	$263,539	$11,398
Dividends, unaffiliated	52,042	124,427	6,750

Total income	152,378	387,966	18,148

EXPENSES:
Management fees	2,901	5,669	418
Distribution fees - Class T1	1,446	3,464	325

Total expenses	4,347	9,133	743

Less amount waived by distributor	9	10	10

Net expenses	4,338	9,123	733

NET INVESTMENT INCOME	148,040	378,843	17,415

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	8,773	57,394	9,358
Net realized gain on investments, unaffiliated	10,138	47,090	6,279
Capital gain distributions received	12,271	32,438	1,408
Change in net unrealized appreciation on investments	149,307	401,227	62,533

Net realized and unrealized gain on investments	180,489	538,149	79,578

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$328,529	$916,992	$96,993

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$53,700	$148,166	$6,112
Dividends, unaffiliated	26,104	73,319	3,775

Total income	79,804	221,485	9,887

EXPENSES:
Management fees	1,532	4,119	202
Distribution fees - Class T1	965	2,969	157

Total expenses	2,497	7,088	359

Less amount waived by distributor	10	10	10

Net expenses	2,487	7,078	349

NET INVESTMENT INCOME	77,317	214,407	9,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	9,863	44,815	4,515
Net realized gain on investments, unaffiliated	7,665	34,742	3,482
Capital gain distributions received	6,292	16,855	684
Change in net unrealized appreciation on investments	88,541	404,313	29,448

Net realized and unrealized gain on investments	112,361	500,725	38,129

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$189,678	$715,132	$47,667

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$25,056	$69,472	$1,333
Dividends, unaffiliated	9,850	36,339	793

Total income	34,906	105,811	2,126

EXPENSES:
Management fees	613	1,367	57
Distribution fees - Class T1	363	768	38

Total expenses	976	2,135	95

Less amount waived by distributor	10	10	10

Net expenses	966	2,125	85

NET INVESTMENT INCOME	33,940	103,686	2,041

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	5,544	17,307	1,295
Net realized gain on investments, unaffiliated	5,011	15,080	1,056
Capital gain distributions received	2,682	7,353	130
Change in net unrealized appreciation on investments	37,096	92,106	11,751

Net realized and unrealized gain on investments	50,333	131,846	14,232

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$84,273	$235,532	$16,273

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$8,394	$7,818	$387
Dividends, unaffiliated	4,816	4,233	207

Total income	13,210	12,051	594

EXPENSES:
Management fees	281	221	27
Distribution fees - Class T1	65	159	12

Total expenses	346	380	39

Less amount waived by distributor	10	10	10

Net expenses	336	370	29

NET INVESTMENT INCOME	12,874	11,681	565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	4,006	2,105	159
Net realized gain on investments, unaffiliated	3,368	1,741	172
Capital gain distributions received	815	734	28
Change in net unrealized appreciation on investments	37,594	19,210	7,537

Net realized and unrealized gain on investments	45,783	23,790	7,896

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$58,657	$35,471	$8,461

See notes to financial statements.			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME 2015 PORTFOLIO I	LIFETIME 2015 PORTFOLIO II	LIFETIME 2015 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$139,707	$218,633	$14,115
Net realized gain on investments	17,117	190,390	11,987
Capital gain distributions received	11,318	17,999	1,150
Change in net unrealized appreciation on investments	30,255	138,341	33,643

Net increase in net assets resulting from operations	198,397	565,363	60,895

DISTRIBUTIONS:
From net investment income
Class T	(33,107)	(31,392)	(249)
Class T1	(96,559)	(174,462)	(13,207)

Total distributions	(129,666)	(205,854)	(13,456)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	3,681,527	3,923,655	16,933
Class T1	11,593,919	25,959,927	1,724,549
Reinvestment of distributions
Class T	33,107	31,392	249
Class T1	96,559	174,462	13,207
Redemptions of shares
Class T	(122,793)	(634,710)
Class T1	(1,180,038)	(7,443,520)	(247,042)

Net increase in net assets resulting from share transactions	14,102,281	22,011,206	1,507,896

Total increase in net assets	14,171,012	22,370,715	1,555,335

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$14,171,012	$22,370,715	$1,555,335

OTHER INFORMATION:

SHARES:
Sold
Class T	319,218	333,643	1,617
Class T1	999,436	2,215,297	145,845
Issued in reinvestment of distributions
Class T	2,836	2,635	21
Class T1	8,268	14,637	1,085
Redeemed
Class T	(10,612)	(53,669)
Class T1	(101,606)	(626,802)	(20,304)

Net increase	1,217,540	1,885,741	128,264

(1) Including undistributed net investment income	$10,041	$12,779	$659

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME 2025 PORTFOLIO I	LIFETIME 2025 PORTFOLIO II	LIFETIME 2025 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$148,040	$378,843	$17,415
Net realized gain on investments	18,911	104,484	15,637
Capital gain distributions received	12,271	32,438	1,408
Change in net unrealized appreciation on investments	149,307	401,227	62,533

Net increase in net assets resulting from operations	328,529	916,992	96,993

DISTRIBUTIONS:
From net investment income
Class T	(46,641)	(156,665)	(1,333)
Class T1	(91,144)	(203,336)	(15,585)

Total distributions	(137,785)	(360,001)	(16,918)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	5,827,074	20,565,979	208,765
Class T1	12,219,949	28,429,518	2,437,865
Reinvestment of distributions
Class T	46,641	156,665	1,333
Class T1	91,144	203,336	15,585
Redemptions of shares
Class T	(496,258)	(715,048)	(50,000)
Class T1	(1,547,920)	(2,994,436)	(512,273)

Net increase in net assets resulting from share transactions	16,140,630	45,646,014	2,101,275

Total increase in net assets	16,331,374	46,203,005	2,181,350

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$16,331,374	$46,203,005	$2,181,350

OTHER INFORMATION:

SHARES:
Sold
Class T	496,560	1,673,650	17,010
Class T1	1,021,875	2,342,441	200,034
Issued in reinvestment of distributions
Class T	3,859	12,625	106
Class T1	7,546	16,386	1,229
Redeemed
Class T	(41,831)	(58,112)	(3,990)
Class T1	(130,249)	(244,171)	(41,412)

Net increase	1,357,760	3,742,819	172,977

(1) Including undistributed net investment income	$10,255	$18,842	$497

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME 2035 PORTFOLIO I	LIFETIME 2035 PORTFOLIO II	LIFETIME 2035 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$77,317	$214,407	$9,538
Net realized gain on investments	17,528	79,557	7,997
Capital gain distributions received	6,292	16,855	684
Change in net unrealized appreciation on investments	88,541	404,313	29,448

Net increase in net assets resulting from operations	189,678	715,132	47,667

DISTRIBUTIONS:
From net investment income
Class T	(17,670)	(57,542)	(272)
Class T1	(55,808)	(150,922)	(9,132)

Total distributions	(73,478)	(208,464)	(9,404)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	2,337,034	8,062,276	26,025
Class T1	7,602,906	23,056,008	1,217,110
Reinvestment of distributions
Class T	17,670	57,542	272
Class T1	55,808	150,922	9,132
Redemptions of shares
Class T	(82,026)	(146,505)	(93)
Class T1	(383,095)	(2,467,522)	(58,970)

Net increase in net assets resulting from share transactions	9,548,297	28,712,721	1,193,476

Total increase in net assets	9,664,497	29,219,389	1,231,739

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$9,664,497	$29,219,389	$1,231,739

OTHER INFORMATION:

SHARES:
Sold
Class T	190,825	637,994	2,319
Class T1	615,373	1,856,591	97,520
Issued in reinvestment of distributions
Class T	1,408	4,496	22
Class T1	4,448	11,788	707
Redeemed
Class T	(6,555)	(11,574)	(7)
Class T1	(31,144)	(201,981)	(4,640)

Net increase	774,355	2,297,314	95,921

(1) Including undistributed net investment income	$3,839	$5,943	$134

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME 2045 PORTFOLIO I	LIFETIME 2045 PORTFOLIO II	LIFETIME 2045 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$33,940	$103,686	$2,041
Net realized gain on investments	10,555	32,387	2,351
Capital gain distributions received	2,682	7,353	130
Change in net unrealized appreciation on investments	37,096	92,106	11,751

Net increase in net assets resulting from operations	84,273	235,532	16,273

DISTRIBUTIONS:
From net investment income
Class T	(13,683)	(54,291)	(238)
Class T1	(18,825)	(47,133)	(1,776)

Total distributions	(32,508)	(101,424)	(2,014)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	1,881,216	7,215,767	21,990
Class T1	2,889,025	7,097,433	224,470
Reinvestment of distributions
Class T	13,683	54,291	238
Class T1	18,825	47,133	1,776
Redemptions of shares
Class T	(28,515)	(81,053)
Class T1	(340,184)	(958,018)	(7,756)

Net increase in net assets resulting from share transactions	4,434,050	13,375,553	240,718

Total increase in net assets	4,485,815	13,509,661	254,977

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$4,485,815	$13,509,661	$254,977

OTHER INFORMATION:

SHARES:
Sold
Class T	149,676	566,680	1,994
Class T1	231,852	561,838	18,248
Issued in reinvestment of distributions
Class T	1,075	4,210	19
Class T1	1,480	3,658	138
Redeemed
Class T	(2,269)	(6,363)
Class T1	(27,504)	(75,917)	(616)

Net increase	354,310	1,054,106	19,783

(1) Including undistributed net investment income	$1,432	$2,262	$27

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM	MAXIM	MAXIM
	LIFETIME 2055 PORTFOLIO I	LIFETIME 2055 PORTFOLIO II	LIFETIME 2055 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$12,874	$11,681	$565
Net realized gain on investments	7,374	3,846	331
Capital gain distributions received	815	734	28
Change in net unrealized appreciation on investments	37,594	19,210	7,537

Net increase in net assets resulting from operations	58,657	35,471	8,461

DISTRIBUTIONS:
From net investment income
Class T	(4,995)	(1,283)	(290)
Class T1	(7,264)	(10,139)	(268)

Total distributions	(12,259)	(11,422)	(558)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	781,596	169,502	26,460
Class T1	1,108,593	1,319,285	23,555
Reinvestment of distributions
Class T	4,995	1,283	290
Class T1	7,264	10,139	268
Redemptions of shares
Class T	(68,913)	(9,679)
Class T1	(5,446)	(28,248)

Net increase in net assets resulting from share transactions	1,828,089	1,462,282	50,573

Total increase in net assets	1,874,487	1,486,331	58,476

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$1,874,487	$1,486,331	$58,476

OTHER INFORMATION:

SHARES:
Sold
Class T	65,005	13,616	2,349
Class T1	87,408	104,243	2,135
Issued in reinvestment of distributions
Class T	391	100	23
Class T1	569	785	22
Redeemed
Class T	(5,497)	(766)
Class T1	(434)	(2,237)	0

Net increase	147,442	115,741	4,529

(1) Including undistributed net investment income	$615	$259	$7

See notes to financial statements.

			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.21		0.19
Capital gain distributions received	0.01		0.01

Total distributions received	0.22		0.20

Net realized and unrealized gain
on investments	1.61		1.63

Total Income From
Investment Operations	1.83		1.83

Less Distributions

From net investment income	(0.19)		(0.19)

Net Asset Value, End of Period	$11.64		$11.64

Total Return ±	18.37%	^	18.37%	^ #

Net Assets, End of Period ($000)	$3,625		$10,546

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	7.65%	*	8.02%	*
- After Reimbursement	N/A		8.03%	* §

Portfolio Turnover Rate ~	18.01%	^	18.01%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.18		0.19
Capital gain distributions received	0.01		0.01

Total distributions received	0.19		0.20

Net realized and unrealized gain
on investments	1.85		1.84

Total Income From
Investment Operations	2.04		2.04

Less Distributions

From net investment income	(0.18)		(0.18)

Net Asset Value, End of Period	$11.86		$11.86

Total Return ±	20.48%	^	20.53%	^ #

Net Assets, End of Period ($000)	$3,353		$19,018

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	7.61%	*	7.17%	*
- After Reimbursement	N/A		7.17%	* §

Portfolio Turnover Rate ~	104.47%	^	104.47%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.20		0.17
Capital gain distributions received	0.01		0.01

Total distributions received	0.21		0.18

Net realized and unrealized gain
on investments	2.09		2.12

Total Income From
Investment Operations	2.30		2.30

Less Distributions

From net investment income	(0.17)		(0.17)

Net Asset Value, End of Period	$12.13		$12.13

Total Return ±	23.07%	^	23.07%	^ #

Net Assets, End of Period ($000)	$20		$1,535

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	3.14%	*	5.57%	*
- After Reimbursement	N/A		5.58%	* §

Portfolio Turnover Rate ~	64.50%	^	64.50%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.19		0.17
Capital gain distributions received	0.01		0.01

Total distributions received	0.20		0.18

Net realized and unrealized gain
on investments	2.00		2.02

Total Income From
Investment Operations	2.20		2.20

Less Distributions

From net investment income	(0.17)		(0.17)

Net Asset Value, End of Period	$12.03		$12.03

Total Return ±	22.15%	^	22.15%	^ #

Net Assets, End of Period ($000)	$5,517		$10,814

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	5.49%	*	6.37%	*
- After Reimbursement	N/A		6.37%	* §

Portfolio Turnover Rate ~	24.28%	^	24.28%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.16		0.15
Capital gain distributions received	0.01		0.01

Total distributions received	0.17		0.16

Net realized and unrealized gain
on investments	2.33		2.33

Total Income From
Investment Operations	2.50		2.49

Less Distributions

From net investment income	(0.15)		(0.15)

Net Asset Value, End of Period	$12.35		$12.34

Total Return ±	25.14%	^	25.04%	^ #

Net Assets, End of Period ($000)	$20,100		$26,103

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	12.62%	*	6.02%	*
- After Reimbursement	N/A		6.02%	* §

Portfolio Turnover Rate ~	14.49%	^	14.49%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.15		0.14
Capital gain distributions received	0.01		0.01

Total distributions received	0.16		0.15

Net realized and unrealized gain
on investments	2.59		2.60

Total Income From
Investment Operations	2.75		2.75

Less Distributions

From net investment income	(0.14)		(0.14)

Net Asset Value, End of Period	$12.61		$12.61

Total Return ±	27.63%	^	27.63%	^ #

Net Assets, End of Period ($000)	$166		$2,016

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	5.71%	*	4.85%	*
- After Reimbursement	N/A		4.86%	* §

Portfolio Turnover Rate ~	107.97%	^	107.97%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.17		0.15
Capital gain distributions received	0.01		0.01

Total distributions received	0.18		0.16

Net realized and unrealized gain
on investments	2.46		2.47

Total Income From
Investment Operations	2.64		2.63

Less Distributions

From net investment income	(0.15)		(0.15)

Net Asset Value, End of Period	$12.49		$12.48

Total Return ±	26.50%	^	26.40%	^ #

Net Assets, End of Period ($000)	$2,319		$7,346

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	6.44%	*	5.77%	*
- After Reimbursement	N/A		5.77%	* §

Portfolio Turnover Rate ~	8.97%	^	8.97%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.10		0.10
Capital gain distributions received	0.01		0.01

Total distributions received	0.11		0.11

Net realized and unrealized gain
on investments	2.71		2.71

Total Income From
Investment Operations	2.82		2.82

Less Distributions

From net investment income	(0.10)		(0.10)

Net Asset Value, End of Period	$12.72		$12.72

Total Return ±	28.19%	^	28.19%	^ #

Net Assets, End of Period ($000)	$8,028		$21,191

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	11.71%	*	5.20%	*
- After Reimbursement	N/A		5.20%	* §

Portfolio Turnover Rate ~	12.83%	^	12.83%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.14		0.13
Capital gain distributions received	0.01		0.01

Total distributions received	0.15		0.14

Net realized and unrealized gain
on investments	2.82		2.83

Total Income From
Investment Operations	2.97		2.97

Less Distributions

From net investment income	(0.13)		(0.13)

Net Asset Value, End of Period	$12.84		$12.84

Total Return ±	29.81%	^	29.81%	^ #

Net Assets, End of Period ($000)	$30		$1,202

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.43%	*	5.78%	*
- After Reimbursement	N/A		5.78%	* §

Portfolio Turnover Rate ~	26.97%	^	26.97%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.14		0.15
Capital gain distributions received	0.01		0.01

Total distributions received	0.15		0.16

Net realized and unrealized gain
on investments	2.66		2.64

Total Income From
Investment Operations	2.81		2.80

Less Distributions

From net investment income	(0.14)		(0.14)

Net Asset Value, End of Period	$12.67		$12.66

Total Return ±	28.18%	^	28.07%	^ #

Net Assets, End of Period ($000)	$1,881		$2,605

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	8.89%	*	5.51%	*
- After Reimbursement	N/A		5.51%	* §

Portfolio Turnover Rate ~	24.95%	^	24.95%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.13		0.13
Capital gain distributions received	0.01		0.01

Total distributions received	0.14		0.14

Net realized and unrealized gain
on investments	2.81		2.80

Total Income From
Investment Operations	2.95		2.94

Less Distributions

From net investment income	(0.13)		(0.13)

Net Asset Value, End of Period	$12.82		$12.81

Total Return ±	29.61%	^	29.51%	^ #

Net Assets, End of Period ($000)	$7,238		$6,272

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	14.17%	*	6.14%	*
- After Reimbursement	N/A		6.14%	* §

Portfolio Turnover Rate ~	22.29%	^	22.29%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.13		0.13
Capital gain distributions received	0.01		0.01

Total distributions received	0.14		0.14

Net realized and unrealized gain
on investments	2.88		2.88

Total Income From
Investment Operations	3.02		3.02

Less Distributions

From net investment income	(0.13)		(0.13)

Net Asset Value, End of Period	$12.89		$12.89

Total Return ±	30.28%	^	30.28%	^ #

Net Assets, End of Period ($000)	$26		$229

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.19%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.38%	*	4.64%	*
- After Reimbursement	N/A		4.66%	* §

Portfolio Turnover Rate ~	15.17%	^	15.17%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.16		0.12
Capital gain distributions received	0.01		0.01

Total distributions received	0.17		0.13

Net realized and unrealized gain
on investments	2.67		2.71

Total Income From
Investment Operations	2.84		2.84

Less Distributions

From net investment income	(0.13)		(0.13)

Net Asset Value, End of Period	$12.71		$12.71

Total Return ±	28.44%	^	28.44%	^ #

Net Assets, End of Period ($000)	$762		$1,113

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	3.91%	*	9.09%	*
- After Reimbursement	N/A		9.11%	* §

Portfolio Turnover Rate ~	20.38%	^	20.38%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.13		0.13
Capital gain distributions received	0.01		0.01

Total distributions received	0.14		0.14

Net realized and unrealized gain
on investments	2.85		2.83

Total Income From
Investment Operations	2.99		2.97

Less Distributions

From net investment income	(0.13)		(0.13)

Net Asset Value, End of Period	$12.86		$12.84

Total Return ±	30.01%	^	29.81%	^ #

Net Assets, End of Period ($000)	$167		$1,320

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	5.27%	*	6.36%	*
- After Reimbursement	N/A		6.36%	* §

Portfolio Turnover Rate ~	6.32%	^	6.32%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the period from May 1, 2009 (inception) to December 31, 2009 are as follows:

	Class T		Class T1

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.14		0.14
Capital gain distributions received	0.01		0.01

Total distributions received	0.15		0.15

Net realized and unrealized gain
on investments	2.90		2.90

Total Income From
Investment Operations	3.05		3.05

Less Distributions

From net investment income	(0.14)		(0.14)

Net Asset Value, End of Period	$12.91		$12.91

Total Return ±	30.55%	^	30.55%	^ #

Net Assets, End of Period ($000)	$31		$28

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement	N/A		0.13%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.76%	*	2.29%	*
- After Reimbursement	N/A		2.37%	* §

Portfolio Turnover Rate ~	7.23%	^	7.23%	^

§	Percentages are shown net of distribution fees waived.

^				Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±				Performance does not include any fees or expenses of variable insurance contracts, if applicable.
If such fees or expenses were included, returns would be lower.

#				Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.				(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios  (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation.  There are three risk profile options for each available year designated in the name of the Portfolio.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.  The Portfolios are also available as an investment option for college savings programs.  The Portfolios commenced operations on May 1, 2009.

Each of the Portfolios offer two share classes, referred to as Class T and Class T1 shares.  Class T shares are not subject to any distribution fees, while Class T1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2009 and throughout the period since inception, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

The cost of investments sold is determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

For federal income tax purposes, each of the Portfolios intends to qualify as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.    Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolio adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.  The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares.  GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 shares purchased by GW Capital Management, LLC in consideration for GW Capital Management, LLC providing initial capital to the Portfolios.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  There are currently no such investments.  Each of the Portfolios may also invest in various funds which may be affiliated with the Fund.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

Below is a summary of the transactions for each underlying investment during the period ended December 31, 2009, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2015 Portfolio I

Maxim Bond Index Portfolio	145,366	$-	$2,012,378	$71,395	$510	$17,539	$1,904,759
Maxim Federated Bond Portfolio	186,457	-	2,000,752	71,039	638	21,909	1,911,188
Maxim Global Bond Portfolio	62,476	-	582,519	20,715	613	4,339	563,531
Maxim Index 600 Portfolio	48,664	-	366,594	28,214	562	892	356,218
Maxim Invesco ADR Portfolio	37,183	-	469,358	16,109	462	7,717	454,004
Maxim Janus Large Cap Growth Portfolio	23,537	-	266,806	11,170	325	17	259,941
Maxim Loomis Sayles Small-Cap Value Portfolio	6,267	-	106,839	7,297	151	163	103,779
Maxim MFS International Growth Portfolio	32,621	-	337,246	11,688	579	3,728	329,476
Maxim Money Market Portfolio	407,158	-	421,859	14,702	-	-	407,158
Maxim Putnam High Yield Bond Portfolio	63,520	-	511,909	22,401	918	18,663	482,118
Maxim S&P 500® Index	121,440	-	1,266,281	58,663	2,775	8,504	1,230,183
Maxim Short Duration Bond Portfolio	32,259	-	338,795	12,016	119	3,294	323,878
Maxim T Rowe Price Equity/Income Portfolio	27,601	-	368,940	17,264	652	2,723	357,152
Maxim T Rowe Price MidCap Growth Portfolio	14,724	-	225,921	13,785	523	-	220,127

TOTAL					$8,827	$89,488	$8,903,512

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2015 Portfolio II

Maxim Bond Index Portfolio	186,945	$-	$3,130,030	$631,760	$6,340	$26,378	$2,448,881
Maxim Federated Bond Portfolio	239,745	-	3,114,918	630,079	7,734	33,025	2,457,387
Maxim Global Bond Portfolio	79,820	-	897,178	179,962	6,176	5,901	719,980
Maxim Index 600 Portfolio	96,764	-	878,047	206,255	3,255	1,890	708,309
Maxim Invesco ADR Portfolio	74,516	-	1,129,924	225,250	9,462	16,463	909,834
Maxim Janus Large Cap Growth Portfolio	47,586	-	649,905	135,408	4,271	235	525,106
Maxim Loomis Sayles Small-Cap Value Portfolio	12,597	-	258,687	58,956	1,151	348	208,605
Maxim MFS International Growth Portfolio	64,917	-	808,762	162,319	10,458	7,906	655,661
Maxim Money Market Portfolio	512,704	-	644,565	131,861	-	-	512,704
Maxim Putnam High Yield Bond Portfolio	82,536	-	798,742	158,948	6,273	25,805	626,447
Maxim S&P 500® Index	243,338	-	3,053,234	636,034	33,922	18,157	2,465,012
Maxim Short Duration Bond Portfolio	40,913	-	520,743	105,421	1,329	4,875	410,763
Maxim T Rowe Price Equity/Income Portfolio	55,069	-	887,482	186,710	7,957	5,779	712,590
Maxim T Rowe Price MidCap Growth Portfolio	29,974	-	554,282	122,960	5,069	-	448,115

TOTAL					$103,397	$146,763	$13,809,394

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2015 Portfolio III

Maxim Bond Index Portfolio	9,632	$-	$147,431	$19,335	$235	$1,219	$126,183
Maxim Federated Bond Portfolio	12,353	-	146,447	19,299	321	1,526	126,622
Maxim Global Bond Portfolio	4,158	-	42,722	5,644	161	310	37,509
Maxim Index 600 Portfolio	8,317	-	68,478	11,957	783	164	60,879
Maxim Invesco ADR Portfolio	6,411	-	88,574	11,477	729	1,397	78,276
Maxim Janus Large Cap Growth Portfolio	4,112	-	50,969	7,362	465	5	45,386
Maxim Loomis Sayles Small-Cap Value Portfolio	1,063	-	19,841	3,270	195	30	17,603
Maxim MFS International Growth Portfolio	5,599	-	63,587	8,407	583	672	56,551
Maxim Money Market Portfolio	26,474	-	30,528	4,054	-	-	26,474
Maxim Putnam High Yield Bond Portfolio	4,193	-	37,283	5,214	190	1,322	31,822
Maxim S&P 500® Index	21,024	-	240,481	35,323	2,219	1,575	212,978
Maxim Short Duration Bond Portfolio	2,150	-	25,015	3,301	40	230	21,581
Maxim T Rowe Price Equity/Income Portfolio	4,731	-	69,339	10,098	629	501	61,223
Maxim T Rowe Price MidCap Growth Portfolio	2,602	-	43,726	6,897	447	-	38,897

TOTAL					$6,997	$8,951	$941,984

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2025 Portfolio I

Maxim Bond Index Portfolio	137,617	$-	$1,952,637	$118,779	$(28)	$17,083	$1,803,399
Maxim Federated Bond Portfolio	176,529	-	1,941,488	118,181	153	21,194	1,809,417
Maxim Global Bond Portfolio	67,142	-	640,412	38,666	867	4,558	605,621
Maxim Index 600 Portfolio	90,698	-	701,684	65,189	402	1,626	663,909
Maxim Invesco ADR Portfolio	67,196	-	864,609	47,034	718	13,642	820,467
Maxim Janus Large Cap Growth Portfolio	35,844	-	413,847	24,571	346	20	395,957
Maxim Loomis Sayles Small-Cap Value Portfolio	11,259	-	196,987	16,629	95	286	186,450
Maxim MFS International Growth Portfolio	60,196	-	632,809	34,891	937	6,728	607,979
Maxim Money Market Portfolio	183,804	-	194,967	11,163	-	-	183,804
Maxim Putnam High Yield Bond Portfolio	60,180	-	493,915	32,203	902	17,287	456,768
Maxim S&P 500® Index	181,463	-	1,921,130	124,613	3,169	12,423	1,838,217
Maxim Short Duration Bond Portfolio	15,169	-	163,302	10,068	15	1,592	152,299
Maxim T Rowe Price Equity/Income Portfolio	40,415	-	549,131	35,553	625	3,896	522,973
Maxim T Rowe Price MidCap Growth Portfolio	22,952	-	359,386	28,069	572	-	343,138

TOTAL					$8,773	$100,336	$10,390,398

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	252,815	$-	$3,461,357	$85,758	$1,009	$32,865	$3,312,254
Maxim Federated Bond Portfolio	324,253	-	3,442,991	84,713	1,577	41,084	3,323,595
Maxim Global Bond Portfolio	123,375	-	1,136,956	27,985	1,518	8,812	1,112,839
Maxim Index 600 Portfolio	319,661	-	2,370,569	125,049	8,137	6,026	2,339,919
Maxim Invesco ADR Portfolio	237,893	-	2,971,796	65,111	5,763	50,848	2,904,671
Maxim Janus Large Cap Growth Portfolio	128,280	-	1,434,860	36,710	2,622	324	1,416,171
Maxim Loomis Sayles Small-Cap Value Portfolio	40,474	-	679,192	30,054	2,120	1,080	670,253
Maxim MFS International Growth Portfolio	214,422	-	2,197,204	49,170	5,893	25,249	2,165,663
Maxim Money Market Portfolio	363,007	-	371,772	8,766	-	-	363,007
Maxim Putnam High Yield Bond Portfolio	109,923	-	873,454	22,426	1,873	33,218	834,318
Maxim S&P 500® Index	644,296	-	6,631,952	190,586	17,542	46,428	6,526,723
Maxim Short Duration Bond Portfolio	27,351	-	284,444	7,046	126	3,006	274,603
Maxim T Rowe Price Equity/Income Portfolio	143,967	-	1,898,254	53,868	4,514	14,599	1,862,932
Maxim T Rowe Price MidCap Growth Portfolio	80,612	-	1,216,920	47,079	4,700	-	1,205,143

TOTAL					$57,394	$263,539	$28,312,091

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2025 Portfolio III

Maxim Bond Index Portfolio	6,568	$-	$109,586	$22,161	$246	$833	$86,032
Maxim Federated Bond Portfolio	8,424	-	108,940	22,143	294	1,043	86,348
Maxim Global Bond Portfolio	3,270	-	36,648	7,450	140	245	29,494
Maxim Index 600 Portfolio	17,783	-	159,257	38,305	938	352	130,168
Maxim Invesco ADR Portfolio	13,130	-	198,011	39,750	1,094	2,896	160,319
Maxim Janus Large Cap Growth Portfolio	7,084	-	95,823	20,499	765	6	78,170
Maxim Loomis Sayles Small-Cap Value Portfolio	2,240	-	45,512	10,562	217	63	37,097
Maxim MFS International Growth Portfolio	11,855	-	147,008	29,893	944	1,440	119,739
Maxim Money Market Portfolio	6,926	-	8,704	1,778	-	-	6,926
Maxim Putnam High Yield Bond Portfolio	2,861	-	27,487	5,563	117	907	21,717
Maxim S&P 500® Index	35,622	-	443,428	94,948	3,330	2,686	360,855
Maxim Short Duration Bond Portfolio	751	-	9,536	1,940	18	81	7,543
Maxim T Rowe Price Equity/Income Portfolio	7,941	-	126,623	26,979	837	846	102,763
Maxim T Rowe Price MidCap Growth Portfolio	4,445	-	81,368	18,336	418	-	66,451

TOTAL					$9,358	$11,398	$1,293,622

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2035 Portfolio I

Maxim Bond Index Portfolio	48,489	$-	$657,845	$11,324	$220	$6,082	$635,373
Maxim Federated Bond Portfolio	62,189	-	654,277	11,147	288	7,563	637,442
Maxim Global Bond Portfolio	26,227	-	239,894	4,082	196	1,821	236,567
Maxim Index 600 Portfolio	79,968	-	591,160	26,853	1,414	1,466	585,365
Maxim Invesco ADR Portfolio	58,042	-	721,176	10,347	1,286	12,028	708,690
Maxim Janus Large Cap Growth Portfolio	26,540	-	294,542	4,169	450	24	293,101
Maxim Loomis Sayles Small-Cap Value Portfolio	9,910	-	165,664	6,052	358	257	164,110
Maxim MFS International Growth Portfolio	54,342	-	552,467	8,720	1,235	6,201	548,851
Maxim Money Market Portfolio	20,177	-	20,429	252	-	-	20,177
Maxim Putnam High Yield Bond Portfolio	20,818	-	163,700	3,404	276	6,116	158,012
Maxim S&P 500® Index	130,885	-	1,335,062	28,565	2,733	9,162	1,325,868
Maxim Short Duration Bond Portfolio	1,430	-	14,719	257	6	152	14,356
Maxim T Rowe Price Equity/Income Portfolio	28,686	-	374,611	7,091	733	2,828	371,197
Maxim T Rowe Price MidCap Growth Portfolio	16,777	-	251,781	8,067	668	-	250,811

TOTAL					$9,863	$53,700	$5,949,920

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2035 Portfolio II

Maxim Bond Index Portfolio	74,832	$-	$1,026,383	$27,729	$589	$9,942	$980,470
Maxim Federated Bond Portfolio	95,982	-	1,020,844	27,454	751	12,438	983,817
Maxim Global Bond Portfolio	40,559	-	374,168	9,959	491	2,863	365,839
Maxim Index 600 Portfolio	273,688	-	2,025,106	97,315	7,856	5,104	2,003,395
Maxim Invesco ADR Portfolio	201,020	-	2,503,677	50,086	5,178	42,444	2,454,451
Maxim Janus Large Cap Growth Portfolio	91,573	-	1,018,731	21,750	1,788	362	1,011,095
Maxim Loomis Sayles Small-Cap Value Portfolio	34,004	-	568,973	22,592	2,033	897	563,110
Maxim MFS International Growth Portfolio	187,739	-	1,915,034	38,416	4,980	21,844	1,896,161
Maxim Money Market Portfolio	31,905	-	32,714	809	-	-	31,905
Maxim Putnam High Yield Bond Portfolio	32,582	-	258,043	6,787	596	9,730	247,296
Maxim S&P 500® Index	452,512	-	4,640,763	124,907	13,239	32,236	4,583,950
Maxim Short Duration Bond Portfolio	2,877	-	29,973	815	20	323	28,888
Maxim T Rowe Price Equity/Income Portfolio	99,605	-	1,308,280	33,454	3,843	9,983	1,288,890
Maxim T Rowe Price MidCap Growth Portfolio	57,510	-	864,266	29,625	3,451	-	859,781

TOTAL					$44,815	$148,166	$17,299,048

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2035 Portfolio III

Maxim Bond Index Portfolio	1,574	$-	$21,992	$962	$25	$204	$20,613
Maxim Federated Bond Portfolio	2,018	-	21,820	955	36	256	20,689
Maxim Global Bond Portfolio	888	-	8,322	359	22	67	8,006
Maxim Index 600 Portfolio	12,300	-	91,654	7,799	668	248	90,037
Maxim Invesco ADR Portfolio	8,985	-	113,989	4,504	719	1,984	109,708
Maxim Janus Large Cap Growth Portfolio	4,106	-	46,222	2,191	272	7	45,305
Maxim Loomis Sayles Small-Cap Value Portfolio	1,523	-	25,722	1,915	162	43	25,220
Maxim MFS International Growth Portfolio	8,401	-	87,383	3,524	671	1,022	84,848
Maxim Money Market Portfolio	1,220	-	1,279	59	-	-	1,220
Maxim Putnam High Yield Bond Portfolio	742	-	5,977	276	27	239	5,632
Maxim S&P 500® Index	20,264	-	210,345	9,922	1,291	1,547	205,274
Maxim Short Duration Bond Portfolio	121	-	1,284	57	2	14	1,215
Maxim T Rowe Price Equity/Income Portfolio	4,449	-	59,178	2,778	367	481	57,569
Maxim T Rowe Price MidCap Growth Portfolio	2,588	-	39,371	2,491	253	-	38,692

TOTAL					$4,515	$6,112	$714,028

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	16,087	$-	$226,894	$12,274	$107	$2,209	$210,755
Maxim Federated Bond Portfolio	20,623	-	225,835	12,217	152	2,734	211,386
Maxim Global Bond Portfolio	10,228	-	97,158	5,241	163	742	92,258
Maxim Index 600 Portfolio	43,457	-	334,326	25,017	282	833	318,104
Maxim Invesco ADR Portfolio	31,768	-	408,594	19,468	929	6,846	387,891
Maxim Janus Large Cap Growth Portfolio	12,446	-	143,316	7,121	246	17	137,387
Maxim Loomis Sayles Small-Cap Value Portfolio	5,317	-	92,542	6,323	123	144	88,056
Maxim MFS International Growth Portfolio	30,611	-	322,695	15,545	1,047	3,633	309,175
Maxim Putnam High Yield Bond Portfolio	7,070	-	57,944	3,149	178	2,171	53,660
Maxim S&P 500® Index	60,061	-	637,138	35,046	1,662	4,391	608,418
Maxim T Rowe Price Equity/Income Portfolio	12,963	-	176,256	9,504	347	1,336	167,737
Maxim T Rowe Price MidCap Growth Portfolio	7,803	-	121,784	7,742	308	-	116,653

TOTAL					$5,544	$25,056	$2,701,480

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	25,383	$-	$352,873	$13,305	$99	$3,257	$332,504
Maxim Federated Bond Portfolio	32,557	-	351,120	13,219	178	4,074	333,706
Maxim Global Bond Portfolio	16,472	-	154,421	5,583	247	1,216	148,581
Maxim Index 600 Portfolio	143,124	-	1,074,792	65,410	2,054	2,786	1,047,670
Maxim Invesco ADR Portfolio	104,087	-	1,322,299	41,540	2,766	22,939	1,270,905
Maxim Janus Large Cap Growth Portfolio	40,720	-	462,207	16,050	925	45	449,363
Maxim Loomis Sayles Small-Cap Value Portfolio	17,507	-	297,505	15,424	569	483	289,914
Maxim MFS International Growth Portfolio	100,841	-	1,052,838	33,159	2,866	12,240	1,018,496
Maxim Putnam High Yield Bond Portfolio	10,614	-	85,867	3,203	214	3,316	80,564
Maxim S&P 500® Index	197,182	-	2,064,615	76,134	5,064	14,675	1,997,457
Maxim T Rowe Price Equity/Income Portfolio	42,372	-	568,228	21,335	1,259	4,441	548,291
Maxim T Rowe Price MidCap Growth Portfolio	25,579	-	391,772	18,291	1,066	-	382,400

TOTAL					$17,307	$69,472	$7,899,851

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	287	$-	$3,938	$118	$4	$44	$3,764
Maxim Federated Bond Portfolio	369	-	3,906	118	7	55	3,777
Maxim Global Bond Portfolio	184	-	1,683	51	5	15	1,657
Maxim Index 600 Portfolio	2,805	-	20,237	1,277	281	63	20,535
Maxim Invesco ADR Portfolio	2,038	-	24,747	683	186	443	24,882
Maxim Janus Large Cap Growth Portfolio	798	-	8,664	274	66	6	8,810
Maxim Loomis Sayles Small-Cap Value Portfolio	343	-	5,585	296	66	11	5,675
Maxim MFS International Growth Portfolio	1,966	-	19,625	627	189	236	19,855
Maxim Putnam High Yield Bond Portfolio	117	-	914	31	5	41	887
Maxim S&P 500® Index	3,855	-	38,521	1,275	308	319	39,053
Maxim T Rowe Price Equity/Income Portfolio	833	-	10,688	393	92	100	10,774
Maxim T Rowe Price MidCap Growth Portfolio	501	-	7,373	333	86	-	7,495

TOTAL					$1,295	$1,333	$147,164

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	5,937	$-	$82,490	$3,478	$33	$650	$77,847
Maxim Federated Bond Portfolio	7,618	-	82,065	3,441	66	805	78,082
Maxim Global Bond Portfolio	4,687	-	43,729	1,863	79	277	42,274
Maxim Index 600 Portfolio	19,574	-	146,916	9,086	570	308	143,280
Maxim Invesco ADR Portfolio	14,499	-	181,436	6,149	785	2,513	177,028
Maxim Janus Large Cap Growth Portfolio	4,769	-	53,528	2,044	209	5	52,773
Maxim Loomis Sayles Small-Cap Value Portfolio	2,382	-	40,413	2,193	158	53	39,443
Maxim MFS International Growth Portfolio	14,277	-	146,761	5,302	728	1,362	144,193
Maxim Putnam High Yield Bond Portfolio	2,583	-	20,708	903	69	646	19,607
Maxim S&P 500® Index	22,870	-	236,170	10,555	880	1,361	231,674
Maxim T Rowe Price Equity/Income Portfolio	4,926	-	65,088	2,774	230	414	63,745
Maxim T Rowe Price MidCap Growth Portfolio	3,012	-	45,726	2,289	199	-	45,035

TOTAL					$4,006	$8,394	$1,114,981

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	2,517	$-	$33,990	$338	$12	$361	$32,969
Maxim Federated Bond Portfolio	3,227	-	33,760	332	19	447	33,080
Maxim Global Bond Portfolio	1,978	-	17,955	173	16	148	17,844
Maxim Index 600 Portfolio	16,839	-	122,717	4,286	740	334	123,262
Maxim Invesco ADR Portfolio	12,412	-	152,685	552	138	2,714	151,545
Maxim Janus Large Cap Growth Portfolio	4,115	-	45,044	198	45	8	45,416
Maxim Loomis Sayles Small-Cap Value Portfolio	2,031	-	33,459	900	184	57	33,630
Maxim MFS International Growth Portfolio	12,273	-	123,383	594	163	1,478	123,958
Maxim Putnam High Yield Bond Portfolio	1,071	-	8,361	113	20	339	8,130
Maxim S&P 500® Index	19,728	-	199,085	1,920	454	1,485	199,840
Maxim T Rowe Price Equity/Income Portfolio	4,207	-	54,413	487	117	447	54,433
Maxim T Rowe Price MidCap Growth Portfolio	2,564	-	37,932	721	197	-	38,335

TOTAL					$2,105	$7,818	$862,442

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	61	$-	$822	$13	$-	$16	$805
Maxim Federated Bond Portfolio	79	-	811	16	1	20	808
Maxim Global Bond Portfolio	49	-	425	7	1	6	438
Maxim Index 600 Portfolio	683	-	4,556	249	50	24	4,999
Maxim Invesco ADR Portfolio	505	-	5,500	111	12	111	6,164
Maxim Janus Large Cap Growth Portfolio	167	-	1,624	18	2	6	1,838
Maxim Loomis Sayles Small-Cap Value Portfolio	83	-	1,237	51	11	4	1,371
Maxim MFS International Growth Portfolio	497	-	4,450	198	36	61	5,015
Maxim Putnam High Yield Bond Portfolio	27	-	199	10	1	14	203
Maxim S&P 500® Index	800	-	7,213	111	23	94	8,104
Maxim T Rowe Price Equity/Income Portfolio	172	-	2,016	68	10	31	2,226
Maxim T Rowe Price MidCap Growth Portfolio	105	-	1,392	49	12	-	1,572

TOTAL					$159	$387	$33,543

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Lifetime 2015 Portfolio I	$14,752,963	$632,945
Lifetime 2015 Portfolio II	28,003,544	5,965,642
Lifetime 2015 Portfolio III	1,772,781	263,169
Lifetime 2025 Portfolio I	17,297,234	1,137,421
Lifetime 2025 Portfolio II	47,173,746	1,481,009
Lifetime 2025 Portfolio III	2,693,161	589,871
Lifetime 2035 Portfolio I	9,794,271	236,490
Lifetime 2035 Portfolio II	29,644,377	908,297
Lifetime 2035 Portfolio III	1,267,778	73,338
Lifetime 2045 Portfolio I	4,713,008	275,028
Lifetime 2045 Portfolio II	13,963,756	578,243
Lifetime 2045 Portfolio III	253,170	12,268
Lifetime 2055 Portfolio I	1,922,227	92,804
Lifetime 2055 Portfolio II	1,485,899	22,531
Lifetime 2055 Portfolio III	53,105	2,493

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Appreciation
Lifetime 2015 Portfolio I	$14,137,747	133,385	(103,743)	29,642
Lifetime 2015 Portfolio II	22,240,296	271,105	(144,769)	126,336
Lifetime 2015 Portfolio III	1,521,638	38,691	(5,087)	33,604
Lifetime 2025 Portfolio I	16,181,612	221,603	(75,184)	146,419
Lifetime 2025 Portfolio II	45,797,282	564,749	(163,583)	401,166
Lifetime 2025 Portfolio III	2,118,954	65,842	(3,336)	62,506
Lifetime 2035 Portfolio I	9,575,320	117,540	(29,010)	88,530
Lifetime 2035 Portfolio II	28,816,057	446,035	(42,142)	403,893
Lifetime 2035 Portfolio III	1,202,484	30,405	(1,005)	29,400
Lifetime 2045 Portfolio I	4,449,943	46,315	(10,627)	35,688
Lifetime 2045 Portfolio II	13,417,991	123,708	(31,692)	92,016
Lifetime 2045 Portfolio III	243,255	11,847	(96)	11,751
Lifetime 2055 Portfolio I	1,836,858	40,225	(2,693)	37,532
Lifetime 2055 Portfolio II	1,467,214	21,454	(2,245)	19,209
Lifetime 2055 Portfolio III	50,943	7,541	(4)	7,537

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2009 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
Lifetime 2015 Portfolio I	$129,666	$-	$129,666
Lifetime 2015 Portfolio II	205,854	-	205,854
Lifetime 2015 Portfolio III	13,456	-	13,456
Lifetime 2025 Portfolio I	137,785	-	137,785
Lifetime 2025 Portfolio II	360,001	-	360,001
Lifetime 2025 Portfolio III	16,918	-	16,918
Lifetime 2035 Portfolio I	73,478	-	73,478
Lifetime 2035 Portfolio II	208,464	-	208,464
Lifetime 2035 Portfolio III	9,404	-	9,404
Lifetime 2045 Portfolio I	32,508	-	32,508
Lifetime 2045 Portfolio II	101,424	-	101,424
Lifetime 2045 Portfolio III	2,014	-	2,014
Lifetime 2055 Portfolio I	12,259	-	12,259
Lifetime 2055 Portfolio II	11,422	-	11,422
Lifetime 2055 Portfolio III	558	-	558

    As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Lifetime 2015 Portfolio I
Undistributed ordinary income	$27,771
Undistributed capital gains	11,318
Net accumulated earnings	39,089

Net unrealized appreciation on investments	29,642
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$68,731

Lifetime 2015 Portfolio II
Undistributed ordinary income	$215,174
Undistributed capital gains	17,999
Net accumulated earnings	233,173

Net unrealized appreciation on investments	126,336
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$359,509

Lifetime 2015 Portfolio III
Undistributed ordinary income	$12,685
Undistributed capital gains	1,150
Net accumulated earnings	13,835

Net unrealized appreciation on investments	33,604
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$47,439

Lifetime 2025 Portfolio I
Undistributed ordinary income	$32,054
Undistributed capital gains	12,271
Net accumulated earnings	44,325

Net unrealized appreciation on investments	146,419
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$190,744

Lifetime 2025 Portfolio II
Undistributed ordinary income	$123,387
Undistributed capital gains	32,438
Net accumulated earnings	155,825

Net unrealized appreciation on investments	401,166
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$556,991

Lifetime 2025 Portfolio III
Undistributed ordinary income	$16,161
Undistributed capital gains	1,408
Net accumulated earnings	17,569

Net unrealized appreciation on investments	62,506
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$80,075

Lifetime 2035 Portfolio I
Undistributed ordinary income	$21,378
Undistributed capital gains	6,292
Net accumulated earnings	27,670

Net unrealized appreciation on investments	88,530
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$116,200

Lifetime 2035 Portfolio II
Undistributed ordinary income	$85,920
Undistributed capital gains	16,855
Net accumulated earnings	102,775

Net unrealized appreciation on investments	403,893
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$506,668

Lifetime 2035 Portfolio III
Undistributed ordinary income	$8,179
Undistributed capital gains	684
Net accumulated earnings	8,863

Net unrealized appreciation on investments	29,400
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$38,263

Lifetime 2045 Portfolio I
Undistributed ordinary income	$13,395
Undistributed capital gains	2,682
Net accumulated earnings	16,077

Net unrealized appreciation on investments	35,688
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$51,765

Lifetime 2045 Portfolio II
Undistributed ordinary income	$34,739
Undistributed capital gains	7,353
Net accumulated earnings	42,092

Net unrealized appreciation on investments	92,016
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$134,108

Lifetime 2045 Portfolio III
Undistributed ordinary income	$2,378
Undistributed capital gains	130
Net accumulated earnings	2,508

Net unrealized appreciation on investments	11,751
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$14,259

Lifetime 2055 Portfolio I
Undistributed ordinary income	$8,051
Undistributed capital gains	815
Net accumulated earnings	8,866

Net unrealized appreciation on investments	37,532
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$46,398

Lifetime 2055 Portfolio II
Undistributed ordinary income	$4,106
Undistributed capital gains	734
Net accumulated earnings	4,840

Net unrealized appreciation on investments	19,209
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$24,049

Lifetime 2055 Portfolio III
Undistributed ordinary income	$338
Undistributed capital gains	28
Net accumulated earnings	366

Net unrealized appreciation on investments	7,537
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$7,903

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2009, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Lifetime 2015 Portfolio I	42%
Lifetime 2015 Portfolio II	25%
Lifetime 2015 Portfolio III	31%
Lifetime 2025 Portfolio I	41%
Lifetime 2025 Portfolio II	40%
Lifetime 2025 Portfolio III	32%
Lifetime 2035 Portfolio I	42%
Lifetime 2035 Portfolio II	41%
Lifetime 2035 Portfolio III	35%
Lifetime 2045 Portfolio I	36%
Lifetime 2045 Portfolio II	43%
Lifetime 2045 Portfolio III	29%
Lifetime 2055 Portfolio I	34%
Lifetime 2055 Portfolio II	42%
Lifetime 2055 Portfolio III	40%

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

4,472	Allianz NFJ Small Cap Value A	$103,704
11,744	American Century Growth Inv	258,849
122,755	American Century Inflation Adjusted Bond	1,411,682
6,860	BlackRock U.S. Opportunities Inv A	219,446
19,978	Calvert Short Duration Income A	325,840
10,486	Goldman Sachs Midcap Value A	303,877
8,362	Harbor International Inv	454,804
15,393	Janus Adviser Perkins Mid Cap Value S	304,622
62,143	JP Morgan High Yield Bond	479,745
145,366	Maxim Bond Index Portfolio	1,904,759
186,457	Maxim Federated Bond Portfolio	1,911,188
62,476	Maxim Global Bond Portfolio	563,531
48,664	Maxim Index 600 Portfolio	356,218
37,183	Maxim Invesco ADR Portfolio	454,004
23,537	Maxim Janus Large Cap Growth Portfolio	259,941
6,267	Maxim Loomis Sayles Small-Cap Value Portfolio	103,779
32,621	Maxim MFS International Growth Portfolio	329,476
407,158	Maxim Money Market Portfolio	407,158
63,520	Maxim Putnam High Yield Bond Portfolio	482,118
121,440	Maxim S&P 500® Index	1,230,183
32,259	Maxim Short Duration Bond Portfolio	323,878
27,601	Maxim T Rowe Price Equity/Income Portfolio	357,152
14,724	Maxim T Rowe Price MidCap Growth Portfolio	220,127
17,266	MFS Value Fund A	358,614
87,525	Oppenheimer International Bond A	560,161
11,995	Sentinel Small Company A	75,568
8,407	Van Kampen Small Cap Growth A	75,240
16,504	Virtus Foreign Opportunities A	331,725

TOTAL FUND INVESTMENTS --- 99.97%		$14,167,389
(Cost $14,137,134)

OTHER ASSETS AND LIABILITIES --- 0.03%		$3,623

TOTAL NET ASSETS --- 100%		$14,171,012
(Cost $14,137,134)

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

8,989	Allianz NFJ Small Cap Value A	$208,466
23,723	American Century Growth Inv	522,849
156,790	American Century Inflation Adjusted Bond	1,803,086
13,965	BlackRock U.S. Opportunities Inv A	446,727
25,340	Calvert Short Duration Income A	413,289
21,158	Goldman Sachs Midcap Value A	613,167
16,753	Harbor International Inv	911,221
31,058	Janus Adviser Perkins Mid Cap Value S	614,645
80,719	JP Morgan High Yield Bond	623,151
186,945	Maxim Bond Index Portfolio	2,448,881
239,745	Maxim Federated Bond Portfolio	2,457,387
79,820	Maxim Global Bond Portfolio	719,980
96,764	Maxim Index 600 Portfolio	708,309
74,516	Maxim Invesco ADR Portfolio	909,834
47,586	Maxim Janus Large Cap Growth Portfolio	525,106
12,597	Maxim Loomis Sayles Small-Cap Value Portfolio	208,605
64,917	Maxim MFS International Growth Portfolio	655,661
512,704	Maxim Money Market Portfolio	512,704
82,536	Maxim Putnam High Yield Bond Portfolio	626,447
243,338	Maxim S&P 500® Index	2,465,012
40,913	Maxim Short Duration Bond Portfolio	410,763
55,069	Maxim T Rowe Price Equity/Income Portfolio	712,590
29,974	Maxim T Rowe Price MidCap Growth Portfolio	448,115
34,452	MFS Value Fund A	715,559
111,781	Oppenheimer International Bond A	715,398
24,642	Sentinel Small Company A	155,247
17,268	Van Kampen Small Cap Growth A	154,547
32,830	Virtus Foreign Opportunities A	659,886

TOTAL FUND INVESTMENTS --- 99.98%		$22,366,632
(Cost $22,228,291)

OTHER ASSETS AND LIABILITIES --- 0.02%		$4,083

TOTAL NET ASSETS --- 100%		$22,370,715
(Cost $22,228,291)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

759	Allianz NFJ Small Cap Value A	$17,597
2,051	American Century Growth Inv	45,207
8,065	American Century Inflation Adjusted Bond	92,743
1,212	BlackRock U.S. Opportunities Inv A	38,769
1,332	Calvert Short Duration Income A	21,720
1,816	Goldman Sachs Midcap Value A	52,623
1,443	Harbor International Inv	78,508
2,668	Janus Adviser Perkins Mid Cap Value S	52,793
4,102	JP Morgan High Yield Bond	31,664
9,632	Maxim Bond Index Portfolio	126,183
12,353	Maxim Federated Bond Portfolio	126,622
4,158	Maxim Global Bond Portfolio	37,509
8,317	Maxim Index 600 Portfolio	60,879
6,411	Maxim Invesco ADR Portfolio	78,276
4,112	Maxim Janus Large Cap Growth Portfolio	45,386
1,063	Maxim Loomis Sayles Small-Cap Value Portfolio	17,603
5,599	Maxim MFS International Growth Portfolio	56,551
26,474	Maxim Money Market Portfolio	26,474
4,193	Maxim Putnam High Yield Bond Portfolio	31,822
21,024	Maxim S&P 500® Index	212,978
2,150	Maxim Short Duration Bond Portfolio	21,581
4,731	Maxim T Rowe Price Equity/Income Portfolio	61,223
2,602	Maxim T Rowe Price MidCap Growth Portfolio	38,897
2,960	MFS Value Fund A	61,486
5,827	Oppenheimer International Bond A	37,294
2,059	Sentinel Small Company A	12,970
1,442	Van Kampen Small Cap Growth A	12,905
2,835	Virtus Foreign Opportunities A	56,979

TOTAL FUND INVESTMENTS --- 99.99%		$1,555,242
(Cost $1,521,599)

OTHER ASSETS AND LIABILITIES --- 0.01%		$93

TOTAL NET ASSETS --- 100%		$1,555,335
(Cost $1,521,599)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

8,034	Allianz NFJ Small Cap Value A	$186,305
17,891	American Century Growth Inv	394,311
57,905	American Century Inflation Adjusted Bond	665,909
10,693	BlackRock U.S. Opportunities Inv A	342,076
9,394	Calvert Short Duration Income A	153,217
15,431	Goldman Sachs Midcap Value A	447,201
15,110	Harbor International Inv	821,826
22,650	Janus Adviser Perkins Mid Cap Value S	448,248
58,885	JP Morgan High Yield Bond	454,596
137,617	Maxim Bond Index Portfolio	1,803,399
176,529	Maxim Federated Bond Portfolio	1,809,417
67,142	Maxim Global Bond Portfolio	605,621
90,698	Maxim Index 600 Portfolio	663,909
67,196	Maxim Invesco ADR Portfolio	820,467
35,844	Maxim Janus Large Cap Growth Portfolio	395,957
11,259	Maxim Loomis Sayles Small-Cap Value Portfolio	186,450
60,196	Maxim MFS International Growth Portfolio	607,979
183,804	Maxim Money Market Portfolio	183,804
60,180	Maxim Putnam High Yield Bond Portfolio	456,768
181,463	Maxim S&P 500® Index	1,838,217
15,169	Maxim Short Duration Bond Portfolio	152,299
40,415	Maxim T Rowe Price Equity/Income Portfolio	522,973
22,952	Maxim T Rowe Price MidCap Growth Portfolio	343,138
25,282	MFS Value Fund A	525,100
94,052	Oppenheimer International Bond A	601,932
22,652	Sentinel Small Company A	142,709
15,878	Van Kampen Small Cap Growth A	142,104
30,453	Virtus Foreign Opportunities A	612,099

TOTAL FUND INVESTMENTS --- 99.98%		$16,328,031
(Cost $16,178,724)

OTHER ASSETS AND LIABILITIES --- 0.02%		$3,343

TOTAL NET ASSETS --- 100%		$16,331,374
(Cost $16,178,724)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

28,880	Allianz NFJ Small Cap Value A	$669,738
63,988	American Century Growth Inv	1,410,306
107,730	American Century Inflation Adjusted Bond	1,238,901
37,555	BlackRock U.S. Opportunities Inv A	1,201,388
16,940	Calvert Short Duration Income A	276,295
54,699	Goldman Sachs Midcap Value A	1,585,172
53,507	Harbor International Inv	2,910,257
80,295	Janus Adviser Perkins Mid Cap Value S	1,589,035
107,554	JP Morgan High Yield Bond	830,316
252,815	Maxim Bond Index Portfolio	3,312,254
324,253	Maxim Federated Bond Portfolio	3,323,595
123,375	Maxim Global Bond Portfolio	1,112,839
319,661	Maxim Index 600 Portfolio	2,339,919
237,893	Maxim Invesco ADR Portfolio	2,904,671
128,280	Maxim Janus Large Cap Growth Portfolio	1,416,171
40,474	Maxim Loomis Sayles Small-Cap Value Portfolio	670,253
214,422	Maxim MFS International Growth Portfolio	2,165,663
363,007	Maxim Money Market Portfolio	363,007
109,923	Maxim Putnam High Yield Bond Portfolio	834,318
644,296	Maxim S&P 500® Index	6,526,723
27,351	Maxim Short Duration Bond Portfolio	274,603
143,967	Maxim T Rowe Price Equity/Income Portfolio	1,862,932
80,612	Maxim T Rowe Price MidCap Growth Portfolio	1,205,143
90,074	MFS Value Fund A	1,870,845
172,800	Oppenheimer International Bond A	1,105,920
80,955	Sentinel Small Company A	510,013
56,735	Van Kampen Small Cap Growth A	507,777
108,477	Virtus Foreign Opportunities A	2,180,394

TOTAL FUND INVESTMENTS --- 99.99%		$46,198,448
(Cost $45,797,221)

OTHER ASSETS AND LIABILITIES --- 0.01%		$4,557

TOTAL NET ASSETS --- 100%		$46,203,005
(Cost $45,797,221)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

1,598	Allianz NFJ Small Cap Value A	$37,060
3,534	American Century Growth Inv	77,883
2,818	American Century Inflation Adjusted Bond	32,403
2,071	BlackRock U.S. Opportunities Inv A	66,255
465	Calvert Short Duration Income A	7,592
3,030	Goldman Sachs Midcap Value A	87,801
2,954	Harbor International Inv	160,672
4,447	Janus Adviser Perkins Mid Cap Value S	88,005
2,800	JP Morgan High Yield Bond	21,615
6,568	Maxim Bond Index Portfolio	86,032
8,424	Maxim Federated Bond Portfolio	86,348
3,270	Maxim Global Bond Portfolio	29,494
17,783	Maxim Index 600 Portfolio	130,168
13,130	Maxim Invesco ADR Portfolio	160,319
7,084	Maxim Janus Large Cap Growth Portfolio	78,170
2,240	Maxim Loomis Sayles Small-Cap Value Portfolio	37,097
11,855	Maxim MFS International Growth Portfolio	119,739
6,926	Maxim Money Market Portfolio	6,926
2,861	Maxim Putnam High Yield Bond Portfolio	21,717
35,622	Maxim S&P 500® Index	360,855
751	Maxim Short Duration Bond Portfolio	7,543
7,941	Maxim T Rowe Price Equity/Income Portfolio	102,763
4,445	Maxim T Rowe Price MidCap Growth Portfolio	66,451
4,969	MFS Value Fund A	103,198
4,578	Oppenheimer International Bond A	29,300
4,412	Sentinel Small Company A	27,793
3,092	Van Kampen Small Cap Growth A	27,670
6,000	Virtus Foreign Opportunities A	120,591

TOTAL FUND INVESTMENTS --- 100.01%		$2,181,460
(Cost $2,118,927)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(110)

TOTAL NET ASSETS --- 100%		$2,181,350
(Cost $2,118,927)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

7,073	Allianz NFJ Small Cap Value A	$164,020
13,239	American Century Growth Inv	291,784
5,841	American Century Inflation Adjusted Bond	67,167
7,815	BlackRock U.S. Opportunities Inv A	250,005
886	Calvert Short Duration Income A	14,442
11,097	Goldman Sachs Midcap Value A	321,604
13,050	Harbor International Inv	709,772
16,291	Janus Adviser Perkins Mid Cap Value S	322,407
20,370	JP Morgan High Yield Bond	157,258
48,489	Maxim Bond Index Portfolio	635,373
62,189	Maxim Federated Bond Portfolio	637,442
26,227	Maxim Global Bond Portfolio	236,567
79,968	Maxim Index 600 Portfolio	585,365
58,042	Maxim Invesco ADR Portfolio	708,690
26,540	Maxim Janus Large Cap Growth Portfolio	293,101
9,910	Maxim Loomis Sayles Small-Cap Value Portfolio	164,110
54,342	Maxim MFS International Growth Portfolio	548,851
20,177	Maxim Money Market Portfolio	20,177
20,818	Maxim Putnam High Yield Bond Portfolio	158,012
130,885	Maxim S&P 500® Index	1,325,868
1,430	Maxim Short Duration Bond Portfolio	14,356
28,686	Maxim T Rowe Price Equity/Income Portfolio	371,197
16,777	Maxim T Rowe Price MidCap Growth Portfolio	250,811
17,946	MFS Value Fund A	372,745
36,743	Oppenheimer International Bond A	235,155
20,290	Sentinel Small Company A	127,827
14,218	Van Kampen Small Cap Growth A	127,253
27,487	Virtus Foreign Opportunities A	552,491

TOTAL FUND INVESTMENTS --- 99.99%		$9,663,850
(Cost $9,575,309)

OTHER ASSETS AND LIABILITIES --- 0.01%		$647

TOTAL NET ASSETS --- 100%		$9,664,497
(Cost $9,575,309)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

24,265	Allianz NFJ Small Cap Value A	$562,697
45,686	American Century Growth Inv	1,006,929
10,074	American Century Inflation Adjusted Bond	115,852
26,793	BlackRock U.S. Opportunities Inv A	857,118
1,782	Calvert Short Duration Income A	29,067
38,030	Goldman Sachs Midcap Value A	1,102,120
45,212	Harbor International Inv	2,459,071
55,825	Janus Adviser Perkins Mid Cap Value S	1,104,782
31,881	JP Morgan High Yield Bond	246,124
74,832	Maxim Bond Index Portfolio	980,470
95,982	Maxim Federated Bond Portfolio	983,817
40,559	Maxim Global Bond Portfolio	365,839
273,688	Maxim Index 600 Portfolio	2,003,395
201,020	Maxim Invesco ADR Portfolio	2,454,451
91,573	Maxim Janus Large Cap Growth Portfolio	1,011,095
34,004	Maxim Loomis Sayles Small-Cap Value Portfolio	563,110
187,739	Maxim MFS International Growth Portfolio	1,896,161
31,905	Maxim Money Market Portfolio	31,905
32,582	Maxim Putnam High Yield Bond Portfolio	247,296
452,512	Maxim S&P 500® Index	4,583,950
2,877	Maxim Short Duration Bond Portfolio	28,888
99,605	Maxim T Rowe Price Equity/Income Portfolio	1,288,890
57,510	Maxim T Rowe Price MidCap Growth Portfolio	859,781
62,317	MFS Value Fund A	1,294,324
56,807	Oppenheimer International Bond A	363,566
69,216	Sentinel Small Company A	436,063
48,508	Van Kampen Small Cap Growth A	434,145
94,977	Virtus Foreign Opportunities A	1,909,044

TOTAL FUND INVESTMENTS --- 100.00%		$29,219,950
(Cost $28,815,637)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(561)

TOTAL NET ASSETS --- 100%		$29,219,389
(Cost $28,815,637)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

1,087	Allianz NFJ Small Cap Value A	$25,197
2,048	American Century Growth Inv	45,140
212	American Century Inflation Adjusted Bond	2,436
1,206	BlackRock U.S. Opportunities Inv A	38,578
75	Calvert Short Duration Income A	1,223
1,708	Goldman Sachs Midcap Value A	49,500
2,022	Harbor International Inv	109,950
2,507	Janus Adviser Perkins Mid Cap Value S	49,615
726	JP Morgan High Yield Bond	5,606
1,574	Maxim Bond Index Portfolio	20,613
2,018	Maxim Federated Bond Portfolio	20,689
888	Maxim Global Bond Portfolio	8,006
12,300	Maxim Index 600 Portfolio	90,037
8,985	Maxim Invesco ADR Portfolio	109,708
4,106	Maxim Janus Large Cap Growth Portfolio	45,305
1,523	Maxim Loomis Sayles Small-Cap Value Portfolio	25,220
8,401	Maxim MFS International Growth Portfolio	84,848
1,220	Maxim Money Market Portfolio	1,220
742	Maxim Putnam High Yield Bond Portfolio	5,632
20,264	Maxim S&P 500® Index	205,274
121	Maxim Short Duration Bond Portfolio	1,215
4,449	Maxim T Rowe Price Equity/Income Portfolio	57,569
2,588	Maxim T Rowe Price MidCap Growth Portfolio	38,692
2,784	MFS Value Fund A	57,813
1,243	Oppenheimer International Bond A	7,953
3,133	Sentinel Small Company A	19,740
2,196	Van Kampen Small Cap Growth A	19,653
4,251	Virtus Foreign Opportunities A	85,452

TOTAL FUND INVESTMENTS --- 100.01%		$1,231,884
(Cost $1,202,436)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(145)

TOTAL NET ASSETS --- 100%		$1,231,739
(Cost $1,202,436)

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

3,797	Allianz NFJ Small Cap Value A	$88,054
6,198	American Century Growth Inv	136,606
3,620	BlackRock U.S. Opportunities Inv A	115,809
4,989	Goldman Sachs Midcap Value A	144,585
7,137	Harbor International Inv	388,179
7,325	Janus Adviser Perkins Mid Cap Value S	144,961
6,918	JP Morgan High Yield Bond	53,406
16,087	Maxim Bond Index Portfolio	210,755
20,623	Maxim Federated Bond Portfolio	211,386
10,228	Maxim Global Bond Portfolio	92,258
43,457	Maxim Index 600 Portfolio	318,104
31,768	Maxim Invesco ADR Portfolio	387,891
12,446	Maxim Janus Large Cap Growth Portfolio	137,387
5,317	Maxim Loomis Sayles Small-Cap Value Portfolio	88,056
30,611	Maxim MFS International Growth Portfolio	309,175
7,070	Maxim Putnam High Yield Bond Portfolio	53,660
60,061	Maxim S&P 500® Index	608,418
12,963	Maxim T Rowe Price Equity/Income Portfolio	167,737
7,803	Maxim T Rowe Price MidCap Growth Portfolio	116,653
8,112	MFS Value Fund A	168,478
14,333	Oppenheimer International Bond A	91,734
11,251	Sentinel Small Company A	70,882
7,881	Van Kampen Small Cap Growth A	70,535
15,469	Virtus Foreign Opportunities A	310,922

TOTAL FUND INVESTMENTS --- 100.00%		$4,485,631
(Cost $4,448,535)

OTHER ASSETS AND LIABILITIES --- 0.00%		$184

TOTAL NET ASSETS --- 100%		$4,485,815
(Cost $4,448,535)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

12,491	Allianz NFJ Small Cap Value A	$289,658
20,311	American Century Growth Inv	447,645
11,918	BlackRock U.S. Opportunities Inv A	381,252
16,366	Goldman Sachs Midcap Value A	474,290
23,417	Harbor International Inv	1,273,633
24,023	Janus Adviser Perkins Mid Cap Value S	475,414
10,386	JP Morgan High Yield Bond	80,182
25,383	Maxim Bond Index Portfolio	332,504
32,557	Maxim Federated Bond Portfolio	333,706
16,472	Maxim Global Bond Portfolio	148,581
143,124	Maxim Index 600 Portfolio	1,047,670
104,087	Maxim Invesco ADR Portfolio	1,270,905
40,720	Maxim Janus Large Cap Growth Portfolio	449,363
17,507	Maxim Loomis Sayles Small-Cap Value Portfolio	289,914
100,841	Maxim MFS International Growth Portfolio	1,018,496
10,614	Maxim Putnam High Yield Bond Portfolio	80,564
197,182	Maxim S&P 500® Index	1,997,457
42,372	Maxim T Rowe Price Equity/Income Portfolio	548,291
25,579	Maxim T Rowe Price MidCap Growth Portfolio	382,400
26,511	MFS Value Fund A	550,633
23,065	Oppenheimer International Bond A	147,618
36,923	Sentinel Small Company A	232,612
25,875	Van Kampen Small Cap Growth A	231,578
51,027	Virtus Foreign Opportunities A	1,025,641

TOTAL FUND INVESTMENTS --- 100.00%		$13,510,007
(Cost $13,417,901)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(346)

TOTAL NET ASSETS --- 100%		$13,509,661
(Cost $13,417,901)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

244	Allianz NFJ Small Cap Value A	$5,669
398	American Century Growth Inv	8,777
234	BlackRock U.S. Opportunities Inv A	7,473
318	Goldman Sachs Midcap Value A	9,228
458	Harbor International Inv	24,935
467	Janus Adviser Perkins Mid Cap Value S	9,250
114	JP Morgan High Yield Bond	883
287	Maxim Bond Index Portfolio	3,764
369	Maxim Federated Bond Portfolio	3,777
184	Maxim Global Bond Portfolio	1,657
2,805	Maxim Index 600 Portfolio	20,535
2,038	Maxim Invesco ADR Portfolio	24,882
798	Maxim Janus Large Cap Growth Portfolio	8,810
343	Maxim Loomis Sayles Small-Cap Value Portfolio	5,675
1,966	Maxim MFS International Growth Portfolio	19,855
117	Maxim Putnam High Yield Bond Portfolio	887
3,855	Maxim S&P 500® Index	39,053
833	Maxim T Rowe Price Equity/Income Portfolio	10,774
501	Maxim T Rowe Price MidCap Growth Portfolio	7,495
521	MFS Value Fund A	10,819
257	Oppenheimer International Bond A	1,646
729	Sentinel Small Company A	4,593
511	Van Kampen Small Cap Growth A	4,573
995	Virtus Foreign Opportunities A	19,996

TOTAL FUND INVESTMENTS --- 100.01%		$255,006
(Cost $243,255)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(29)

TOTAL NET ASSETS --- 100%		$254,977
(Cost $243,255)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

1,699	Allianz NFJ Small Cap Value A	$39,407
2,385	American Century Growth Inv	52,557
1,403	BlackRock U.S. Opportunities Inv A	44,891
1,893	Goldman Sachs Midcap Value A	54,867
3,259	Harbor International Inv	177,258
2,779	Janus Adviser Perkins Mid Cap Value S	54,991
2,528	JP Morgan High Yield Bond	19,512
5,937	Maxim Bond Index Portfolio	77,847
7,618	Maxim Federated Bond Portfolio	78,082
4,687	Maxim Global Bond Portfolio	42,274
19,574	Maxim Index 600 Portfolio	143,280
14,499	Maxim Invesco ADR Portfolio	177,028
4,769	Maxim Janus Large Cap Growth Portfolio	52,773
2,382	Maxim Loomis Sayles Small-Cap Value Portfolio	39,443
14,277	Maxim MFS International Growth Portfolio	144,193
2,583	Maxim Putnam High Yield Bond Portfolio	19,607
22,870	Maxim S&P 500® Index	231,674
4,926	Maxim T Rowe Price Equity/Income Portfolio	63,745
3,012	Maxim T Rowe Price MidCap Growth Portfolio	45,035
3,080	MFS Value Fund A	63,979
6,568	Oppenheimer International Bond A	42,033
5,147	Sentinel Small Company A	32,428
3,610	Van Kampen Small Cap Growth A	32,307
7,223	Virtus Foreign Opportunities A	145,179

TOTAL FUND INVESTMENTS --- 99.99%		$1,874,390
(Cost $1,836,796)

OTHER ASSETS AND LIABILITIES --- 0.01%		$97

TOTAL NET ASSETS --- 100%		$1,874,487
(Cost $1,836,796)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

1,449	Allianz NFJ Small Cap Value A	$33,610
2,051	American Century Growth Inv	45,215
1,195	BlackRock U.S. Opportunities Inv A	38,212
1,626	Goldman Sachs Midcap Value A	47,129
2,792	Harbor International Inv	151,833
2,387	Janus Adviser Perkins Mid Cap Value S	47,248
1,048	JP Morgan High Yield Bond	8,091
2,517	Maxim Bond Index Portfolio	32,969
3,227	Maxim Federated Bond Portfolio	33,080
1,978	Maxim Global Bond Portfolio	17,844
16,839	Maxim Index 600 Portfolio	123,262
12,412	Maxim Invesco ADR Portfolio	151,545
4,115	Maxim Janus Large Cap Growth Portfolio	45,416
2,031	Maxim Loomis Sayles Small-Cap Value Portfolio	33,630
12,273	Maxim MFS International Growth Portfolio	123,958
1,071	Maxim Putnam High Yield Bond Portfolio	8,130
19,728	Maxim S&P 500® Index	199,840
4,207	Maxim T Rowe Price Equity/Income Portfolio	54,433
2,564	Maxim T Rowe Price MidCap Growth Portfolio	38,335
2,632	MFS Value Fund A	54,672
2,771	Oppenheimer International Bond A	17,734
4,412	Sentinel Small Company A	27,793
3,091	Van Kampen Small Cap Growth A	27,668
6,208	Virtus Foreign Opportunities A	124,776

TOTAL FUND INVESTMENTS --- 100.01%		$1,486,423
(Cost $1,467,213)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(92)

TOTAL NET ASSETS --- 100%		$1,486,331
(Cost $1,467,213)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

59	Allianz NFJ Small Cap Value A	$1,369
83	American Century Growth Inv	1,831
49	BlackRock U.S. Opportunities Inv A	1,568
66	Goldman Sachs Midcap Value A	1,912
114	Harbor International Inv	6,178
97	Janus Adviser Perkins Mid Cap Value S	1,916
26	JP Morgan High Yield Bond	202
61	Maxim Bond Index Portfolio	805
79	Maxim Federated Bond Portfolio	808
49	Maxim Global Bond Portfolio	438
683	Maxim Index 600 Portfolio	4,999
505	Maxim Invesco ADR Portfolio	6,164
167	Maxim Janus Large Cap Growth Portfolio	1,838
83	Maxim Loomis Sayles Small-Cap Value Portfolio	1,371
497	Maxim MFS International Growth Portfolio	5,015
27	Maxim Putnam High Yield Bond Portfolio	203
800	Maxim S&P 500® Index	8,104
172	Maxim T Rowe Price Equity/Income Portfolio	2,226
105	Maxim T Rowe Price MidCap Growth Portfolio	1,572
108	MFS Value Fund A	2,235
68	Oppenheimer International Bond A	435
178	Sentinel Small Company A	1,123
125	Van Kampen Small Cap Growth A	1,118
251	Virtus Foreign Opportunities A	5,050

TOTAL FUND INVESTMENTS --- 100.01%		$58,480
(Cost $50,943)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(4)

TOTAL NET ASSETS --- 100%		$58,476
(Cost $50,943)

See notes to financial statements.

		(Concluded)

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                          CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                          EXHIBITS.

(a)                (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010